FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03479
                                    ---------

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 5/31
                         ----

Date of reporting period: 2/28/05
                          -------



Item 1. Schedule of Investments.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

QUARTERLY STATEMENT OF INVESTMENTS
FEBRUARY 28, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................   17

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED)

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                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.1%
   BONDS 96.1%
   NEW YORK 95.4%
   Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12 .............    $   5,250,000    $    5,463,097
   Albany IDA, Civic Facility Revenue,
      Albany Medical Center Project, 6.00%, 5/01/19 ............................................        1,270,000         1,286,815
      Albany Medical Center Project, 6.00%, 5/01/29 ............................................        1,460,000         1,452,481
      St. Rose Project, Series A, AMBAC Insured, 5.375%, 7/01/31 ...............................        2,750,000         2,953,665
   Albany Parking Authority Revenue,
      Refunding, Series A, 5.625%, 7/15/25 .....................................................        1,000,000         1,077,790
      Series A, 5.625%, 7/15/20 ................................................................        1,250,000         1,357,400
   Amherst IDA Civic Facility Revenue, University of Buffalo Foundation
    Faculty-Student Housing Corp.,
      Series A, AMBAC Insured, 5.125%, 8/01/20 .................................................        1,410,000         1,537,520
      Series A, AMBAC Insured, 5.25%, 8/01/31 ..................................................        5,055,000         5,401,773
      Series B, AMBAC Insured, 5.625%, 8/01/20 .................................................        1,690,000         1,874,987
      Series B, AMBAC Insured, 5.75%, 8/01/25 ..................................................        3,050,000         3,410,388
      Series B, AMBAC Insured, 5.75%, 8/01/30 ..................................................        3,440,000         3,824,867
      Series B, AMBAC Insured, 5.25%, 8/01/31 ..................................................        1,000,000         1,068,600
   Battery Park City Authority Revenue, Series A, 5.00%,
      11/01/24 .................................................................................        9,000,000         9,558,090
      11/01/25 .................................................................................       12,000,000        12,672,480
      11/01/26 .................................................................................       14,250,000        14,985,157
   Bethany Retirement Home Inc. Mortgage Loan Revenue, FHA Insured, 7.50%, 2/01/34 .............        8,160,000         8,354,779
   Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 ........................        5,020,000         6,355,471
   Dutchess County IDA, Civic Facility Revenue, Vassar College Project, 5.35%, 9/01/40 .........       16,000,000        17,063,040
   Franklin County COP, Court House Redevelopment Project, 8.125%, 8/01/06 .....................        2,085,000         2,127,534
   Geneva IDA, Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
      5.00%, 9/01/21 ...........................................................................        2,835,000         3,017,007
      5.125%, 9/01/31 ..........................................................................        5,045,000         5,286,201
   Ilion Elderly Housing Corp. Mortgage Revenue, 7.25%, 7/01/09 ................................        1,055,000         1,072,513
   Long Island Power Authority Electric System Revenue,
      General, Refunding, Series A, 5.75%, 12/01/24 ............................................       15,000,000        16,328,550
      General, Refunding, Series A, AMBAC Insured, 5.25%, 12/01/26 .............................        5,000,000         5,369,550
      General, Refunding, Series A, FSA Insured, 5.00%, 12/01/18 ...............................       10,000,000        10,646,600
      General, Refunding, Series A, FSA Insured, 5.125%, 12/01/22 ..............................       28,210,000        30,187,239
      General, Refunding, Series A, MBIA Insured, 5.75%, 12/01/24 ..............................       15,060,000        16,428,050
      General, Refunding, Series A, MBIA Insured, 5.25%, 12/01/26 ..............................        9,000,000         9,665,190
      Series A, AMBAC Insured, 5.00%, 9/01/29 ..................................................       24,000,000        25,050,960
      Series A, AMBAC Insured, 5.00%, 9/01/34 ..................................................       20,670,000        21,477,577
   Madison County IDA Civic Facility Revenue, College University Project, Series B,
    5.00%, 7/01/33 .............................................................................        2,000,000         2,070,100
   Middleburg Central School District GO, FGIC Insured,
      4.60%, 8/15/17 ...........................................................................        1,045,000         1,092,192
      4.625%, 8/15/18 ..........................................................................        1,155,000         1,205,670
      4.625%, 8/15/19 ..........................................................................        1,210,000         1,259,453
      4.75%, 8/15/20 ...........................................................................        1,270,000         1,325,804
      4.75%, 8/15/21 ...........................................................................        1,330,000         1,384,463
   Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 ..........        1,285,000         1,311,638


                                          Quarterly Statement of Investments | 3

FRANKLIN NEW YORK TAX-FREE INCOME FUND

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                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Monroe County Water Authority Water Revenue,
      5.15%, 8/01/22 ...........................................................................    $   1,000,000    $    1,073,360
      5.25%, 8/01/36 ...........................................................................        2,250,000         2,377,035
   Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative
    Educational Services Project, Series 2004A, XLCA Insured, 5.00%,
      7/01/29 ..................................................................................        5,710,000         5,934,003
      7/01/34 ..................................................................................        3,000,000         3,103,800
   MTA Commuter Facilities Revenue,
      Series 8, Pre-Refunded, 5.50%, 7/01/21 ...................................................        5,000,000         5,724,500
      Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 .....................................        8,655,000         9,658,461
      Series A, MBIA Insured, Pre-Refunded, 5.625%, 7/01/27 ....................................       10,000,000        10,941,300
      Series A, Pre-Refunded, 6.00%, 7/01/24 ...................................................        5,575,000         6,275,331
      Series A, Pre-Refunded, 5.25%, 7/01/28 ...................................................       18,300,000        20,421,702
      Series A, Pre-Refunded, 6.125%, 7/01/29 ..................................................        9,625,000        10,882,699
      Series C-1, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 ..................................       19,100,000        21,017,067
      Series R, Pre-Refunded, 5.50%, 7/01/17 ...................................................        2,000,000         2,323,360
   MTA Dedicated Tax Fund Revenue,
      Refunding, Series A, 5.00%, 11/15/30 .....................................................       25,000,000        25,624,250
      Series A, FGIC Insured, 5.00%, 11/15/31 ..................................................       39,685,000        41,004,526
      Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .....................................       27,260,000        31,112,111
      Series A, FSA Insured, 5.00%, 11/15/28 ...................................................       41,575,000        43,324,476
      Series A, FSA Insured, 5.00%, 11/15/32 ...................................................       71,685,000        74,321,574
      Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 ......................................       25,800,000        28,792,026
      Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 .....................................       20,500,000        22,774,475
   MTA Revenue,
      Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 .......................................       22,010,000        23,127,228
      Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 .......................................       34,000,000        36,164,780
      Refunding, Series A, FSA Insured, 5.00%, 11/15/30 ........................................       78,130,000        81,158,319
      Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 ......................................       15,000,000        15,732,750
      Refunding, Series E, 5.25%, 11/15/31 .....................................................       15,000,000        15,804,000
      Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 ......................................        5,000,000         5,244,250
      Series A, FGIC Insured, 5.00%, 11/15/32 ..................................................       10,355,000        10,776,656
      Series B, 5.25%, 11/15/32 ................................................................       28,720,000        30,402,992
   MTA Service Contract Revenue,
      Refunding, Series A, 5.125%, 1/01/29 .....................................................        6,000,000         6,258,120
      Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31 .......................................       50,000,000        53,052,500
      Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 ........................................       12,760,000        13,381,029
      Series B, 5.375%, 1/01/30 ................................................................       50,000,000        53,151,000
      Series B, MBIA Insured, 5.00%, 1/01/31 ...................................................       22,290,000        23,090,434
   MTA Transit Facilities Revenue, Series A,
      FSA Insured, Pre-Refunded, 6.10%, 7/01/21 ................................................       15,000,000        16,029,600
      FSA Insured, Pre-Refunded, 5.50%, 7/01/22 ................................................       16,170,000        17,637,266
      MBIA Insured, Pre-Refunded, 5.625%, 7/01/25 ..............................................        8,000,000         8,667,280
      Pre-Refunded, 6.00%, 7/01/24 .............................................................        7,000,000         7,879,340
      Pre-Refunded, 5.625%, 7/01/27 ............................................................       14,440,000        15,807,179
      Pre-Refunded, 6.125%, 7/01/29 ............................................................       11,595,000        13,110,119
   Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A,
      6.50%, 7/15/27 ...........................................................................       15,000,000        15,673,500


4 | Quarterly Statement of Investments

FRANKLIN NEW YORK TAX-FREE INCOME FUND

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                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 5.75%, 8/01/29 ...............................................................    $  36,040,000    $   40,833,680
   New York City GO,
      Fiscal 2003, Series I, 5.00%, 3/01/29 ....................................................       10,000,000        10,319,000
      Fiscal 2003, Series I, 5.00%, 3/01/30 ....................................................       14,785,000        15,236,682
      Refunding, Series A, 5.50%, 5/15/24 ......................................................       10,000,000        10,749,400
      Refunding, Series A, FSA Insured, 6.00%, 5/15/30 .........................................        6,250,000         7,077,000
      Refunding, Series H, 6.125%, 8/01/25 .....................................................        4,835,000         5,202,943
      Series A, Pre-Refunded, 6.25%, 8/01/17 ...................................................        2,675,000         2,857,328
      Series A-1, Pre-Refunded, 6.625%, 8/01/25 ................................................       17,000,000        17,486,200
      Series B, 7.00%, 2/01/18 .................................................................           25,000            25,091
      Series B, Pre-Refunded, 6.00%, 8/15/26 ...................................................          915,000           976,140
      Series C, 7.00%, 2/01/12 .................................................................          705,000           718,275
      Series C, FSA Insured, 5.125%, 3/15/25 ...................................................        6,500,000         6,903,390
      Series D, 8.00%, 8/01/17 .................................................................            5,000             5,114
      Series D, 7.50%, 2/01/18 .................................................................            5,000             5,019
      Series D, 5.125%, 8/01/19 ................................................................        1,985,000         2,106,641
      Series D, 5.25%, 8/01/21 .................................................................       14,500,000        15,307,940
      Series D, 5.25%, 10/15/23 ................................................................        5,000,000         5,368,550
      Series D, 5.50%, 6/01/24 .................................................................       23,945,000        26,010,496
      Series D, 5.00%, 10/15/29 ................................................................        5,000,000         5,169,450
      Series D, 5.00%, 11/01/34 ................................................................        5,000,000         5,166,100
      Series D, FGIC Insured, 5.25%, 8/01/21 ...................................................        5,355,000         5,710,090
      Series F, 5.875%, 8/01/24 ................................................................        3,635,000         3,831,036
      Series F, 5.30%, 1/15/26 .................................................................       45,000,000        48,036,150
      Series F, Pre-Refunded, 5.875%, 8/01/24 ..................................................        3,365,000         3,576,961
      Series G, Pre-Refunded, 6.00%, 10/15/26 ..................................................        9,900,000        10,854,261
      Series H, 7.20%, 2/01/15 .................................................................            5,000             5,019
      Series H, FSA Insured, 5.375%, 8/01/27 ...................................................        8,510,000         8,967,583
      Series H, MBIA Insured, 5.125%, 8/01/25 ..................................................        4,000,000         4,176,960
      Series H, Pre-Refunded, 6.125%, 8/01/25 ..................................................          165,000           180,094
      Series I, 6.25%, 4/15/27 .................................................................        2,250,000         2,410,312
      Series I, Pre-Refunded, 6.25%, 4/15/27 ...................................................        7,250,000         7,880,387
   (a)Series J, 5.00%, 3/01/30 .................................................................       10,000,000        10,366,300
      Series K, Pre-Refunded, 6.25%, 4/01/26 ...................................................        9,000,000         9,511,830
   New York City IDA, Civic Facility Revenue,
      College of New Rochelle, 5.80%, 9/01/26 ..................................................        1,500,000         1,586,985
      Institute of International Education Inc. Project, 5.25%, 9/01/21 ........................        1,530,000         1,636,626
      Institute of International Education Inc. Project, 5.25%, 9/01/31 ........................        5,235,000         5,493,033
      New York University Project, AMBAC Insured, 5.00%, 7/01/31 ...............................       18,000,000        18,569,700
      Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 .....................        3,980,000         3,801,616
   New York City Municipal Water Finance Authority Revenue, Series B, 5.00%, 6/15/26 ...........       25,000,000        26,022,750
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Refunding, Series B, 6.10%, 6/15/31 ......................................................       11,005,000        12,625,926
      Refunding, Series B, 6.00%, 6/15/33 ......................................................        6,040,000         6,900,458
      Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 .......................................       34,175,000        35,767,555
      Series A, 5.75%, 6/15/30 .................................................................       41,190,000        45,476,231
      Series A, FGIC Insured, 5.25%, 6/15/33 ...................................................        7,000,000         7,366,240


                                          Quarterly Statement of Investments | 5

FRANKLIN NEW YORK TAX-FREE INCOME FUND

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                                                                                                   PRINCIPAL AMOUNT      VALUE
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
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York City Municipal Water Finance Authority Water and Sewer System Revenue, (cont.)
      Series A, FGIC Insured, 5.75%, 6/15/31 ...................................................    $  19,315,000    $   21,349,449
      Series A, FGIC Insured, 5.50%, 6/15/32 ...................................................       11,655,000        12,626,095
      Series B, 5.75%, 6/15/26 .................................................................       16,860,000        18,110,169
      Series B, FGIC Insured, 5.125%, 6/15/30 ..................................................       12,500,000        12,978,250
      Series B, MBIA Insured, 5.50%, 6/15/27 ...................................................       32,620,000        34,874,694
      Series B, Pre-Refunded, 5.75%, 6/15/26 ...................................................        7,595,000         8,216,271
      Series B, Pre-Refunded, 6.10%, 6/15/31 ...................................................        3,995,000         4,615,024
      Series B, Pre-Refunded, 6.00%, 6/15/33 ...................................................       10,260,000        11,802,694
   New York City Transitional Finance Authority Revenue,
      Future Tax Secured, 2004, Series C, 5.00%, 5/01/26 .......................................        3,675,000         3,793,188
      Future Tax Secured, 2004, Series C, Pre-Refunded, 5.00%, 5/01/26 .........................            5,000             5,398
      Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30 ...................        3,000,000         3,115,830
      Future Tax Secured, Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ....................       15,000,000        15,594,300
      Future Tax Secured, Refunding, Series C-A, 5.50%, 11/01/24 ...............................       16,800,000        18,371,976
      Future Tax Secured, Series A, 5.125%, 8/15/21 ............................................        6,120,000         6,412,046
      Future Tax Secured, Series A, 5.00%, 8/15/27 .............................................          770,000           790,228
      Future Tax Secured, Series A, 5.25%, 5/01/31 .............................................       26,545,000        27,939,674
      Future Tax Secured, Series A, 5.25%, 8/01/31 .............................................       30,605,000        32,593,407
      Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 ...............................       16,065,000        16,623,098
      Future Tax Secured, Series A, Pre-Refunded, 5.125%, 8/15/21 ..............................        2,995,000         3,198,480
      Future Tax Secured, Series A, Pre-Refunded, 5.125%, 8/15/21 ..............................        5,820,000         6,229,786
      Future Tax Secured, Series A, Pre-Refunded, 5.625%, 2/15/26 ..............................       20,000,000        22,590,200
      Future Tax Secured, Series A, Pre-Refunded, 5.00%, 8/15/27 ...............................        6,145,000         6,559,542
      Future Tax Secured, Series A, Pre-Refunded, 6.00%, 8/15/29 ...............................       29,000,000        32,995,620
      Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31 ...............................          460,000           513,696
      Future Tax Secured, Series B, 5.00%, 5/01/30 .............................................        7,520,000         7,785,606
      Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 ..............................       15,000,000        17,295,150
      Future Tax Secured, Series C, 5.50%, 5/01/25 .............................................        5,515,000         5,990,614
      Future Tax Secured, Series C, 5.00%, 5/01/29 .............................................        5,215,000         5,371,971
      Future Tax Secured, Series C, Pre-Refunded, 5.50%, 5/01/25 ...............................           55,000            61,236
      Future Tax Secured, Series C, Pre-Refunded, 5.50%, 5/01/25 ...............................        4,430,000         4,923,059
      Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/26 ...............................          320,000           345,491
      Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/29 ...............................        8,655,000         9,449,789
      Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/29 ..............................       13,660,000        15,412,168
      Future Tax Secured, Series D, 5.00%, 2/01/27 .............................................       62,025,000        64,697,037
      Future Tax Secured, Series E, 5.00%, 2/01/25 .............................................        5,000,000         5,232,400
      Future Tax Secured, Series E, 5.00%, 2/01/27 .............................................       10,000,000        10,430,800
      Future Tax Secured, Series E, 5.00%, 2/01/33 .............................................       18,035,000        18,641,156
      Series C, MBIA Insured, 5.00%, 5/01/29 ...................................................        1,365,000         1,408,189
      Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 .....................................        2,270,000         2,483,130
   New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
    Pre-Refunded, 5.25%, 1/01/29 ...............................................................       79,840,000        88,622,400
   New York City Trust Cultural Resources Revenue,
      Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ......................       15,500,000        16,226,175
      Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ..............................       10,500,000        10,928,400
   New York IDA, Parking Facility Revenue, Royal Charter Presbyterian,
    FSA Insured, 5.25%, 12/15/32 ...............................................................        1,525,000         1,620,770


6 | Quarterly Statement of Investments

FRANKLIN NEW YORK TAX-FREE INCOME FUND

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                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1,
    AMBAC Insured, 5.25%, 6/01/21 ..............................................................    $  18,000,000    $   19,408,500
   New York State Commissioner of General Services Revenue, People of the State of New York,
    Certificate of Lease Assessment,
      5.70%, 3/01/29 ...........................................................................       68,249,817        71,010,523
      5.75%, 3/01/29 ...........................................................................       35,323,278        36,829,463
   New York State COP, Hanson Redevelopment Project, 8.375%, 5/01/08 ...........................       11,300,000        11,995,402
   New York State Dormitory Authority Lease Revenue,
      Court Facilities, 6.00%, 5/15/39 .........................................................       58,245,000        64,019,992
      Court Facilities, Series A, 5.375%, 5/15/23 ..............................................        4,000,000         4,308,560
      Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 ........................................       11,000,000        11,424,270
      State University Dormitory Facilities, 5.00%, 7/01/32 ....................................        5,500,000         6,073,815
      State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27 ........        2,000,000         2,260,300
      State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31 ........        7,700,000         8,527,057
      State University Dormitory Facilities, Series A, 6.00%, 7/01/30 ..........................        5,750,000         6,620,837
      State University Dormitory Facilities, Series B, MBIA Insured, 5.125%, 7/01/28 ...........        1,365,000         1,420,310
      State University Dormitory Facilities, Series B, MBIA Insured, Pre-Refunded,
        5.125%, 7/01/28 ........................................................................        3,435,000         3,775,409
      State University Dormitory Facilities, Series C, MBIA Insured, 5.50%, 7/01/19 ............        2,410,000         2,634,829
      State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded, 5.50%,
        7/01/19 ................................................................................        2,680,000         2,986,190
      State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded,
        5.50%, 7/01/29 .........................................................................        9,250,000        10,306,813
   New York State Dormitory Authority Revenue,
      FGIC Insured, 5.125%, 5/15/31 ............................................................       45,000,000        50,639,850
      FHA, Insured Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 ............        4,000,000         4,280,720
      FHA, Insured Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 .............        5,500,000         5,681,940
      Insured, Fordham University, FGIC Insured, 5.00%, 7/01/27 ................................        6,020,000         6,274,405
      Insured, Fordham University, FGIC Insured, 5.00%, 7/01/32 ................................        7,735,000         8,007,813
      School District Financing Program, Series A, MBIA Insured, 5.00%, 4/01/31 ................        9,500,000         9,851,215
      State University Educational Facilities, 5.125%, 5/15/21 .................................       12,090,000        12,757,368
      State University Educational Facilities, Pre-Refunded, 5.125%, 5/15/21 ...................        2,910,000         3,155,284
      Teachers College, MBIA Insured, 5.00%, 7/01/22 ...........................................        2,885,000         3,047,743
      Teachers College, MBIA Insured, 5.00%, 7/01/32 ...........................................        6,000,000         6,211,620
      Upstate Community Colleges, Series A, 5.00%, 7/01/27 .....................................        3,720,000         3,868,056
      Upstate Community Colleges, Series A, 5.00%, 7/01/31 .....................................        7,365,000         7,581,826
   New York State Dormitory Authority Revenues,
      Bishop Henry B. Hucles Nursing Home, 6.00%, 7/01/24 ......................................        2,545,000         2,660,339
      Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 ........................................        4,730,000         4,900,611
      City University System Consolidated, Fourth General, Series A, FGIC Insured,
        Pre-Refunded, 5.25%, 7/01/30 ...........................................................       20,705,000        22,906,977
      City University System Consolidated, Fourth, Series A, 5.25%, 7/01/31 ....................        1,270,000         1,413,396
      City University System Consolidated, Fourth, Series A, Pre-Refunded, 5.25%, 7/01/31 ......       10,730,000        11,974,036
      City University System Consolidated, FSA Insured, Pre-Refunded, 5.375%, 7/01/24 ..........        5,000,000         5,460,050
      City University System Consolidated, Second General, Series A, Pre-Refunded, 6.00%,
        7/01/17 ................................................................................       10,215,000        10,551,074
      City University System Consolidated, Series 1, FGIC Insured, Pre-Refunded, 5.375%,
        7/01/24 ................................................................................       14,300,000        15,615,743


                                          Quarterly Statement of Investments | 7

FRANKLIN NEW YORK TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York State Dormitory Authority Revenues, (cont.)
      City University System Consolidated, Series 1, MBIA Insured, Pre-Refunded,
        5.125%, 7/01/27 ........................................................................    $   6,680,000    $    7,249,403
      City University System Consolidated, Series C, 7.50%, 7/01/10 ............................       14,900,000        16,647,919
      City University System Consolidated, Series D, ETM, 7.00%, 7/01/09 .......................        2,535,000         2,756,660
      City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
        5.50%, 7/01/29 .........................................................................       38,375,000        42,759,344
      City University System Consolidated, Third General, Series A, Pre-Refunded,
        6.00%, 7/01/16 .........................................................................       23,185,000        23,947,787
      City University System Consolidated, Third, Refunding, Series 1, FGIC Insured,
        5.25%, 7/01/25 .........................................................................        4,100,000         4,432,264
      City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%, 7/01/20 ..       13,000,000        13,875,420
      City University System, Third General, Series 2, Pre-Refunded, 6.00%, 7/01/26 ............        6,020,000         6,421,233
      City University, Third General, Series 2, Pre-Refunded, 6.20%, 7/01/22 ...................       28,555,000        30,532,434
      Concord Nursing Home Inc., 6.50%, 7/01/29 ................................................        2,500,000         2,745,325
      Department of Health, Pre-Refunded, 6.625%, 7/01/15 ......................................        5,355,000         5,541,997
      Department of Health, Rosewell Park Cancer Center, Pre-Refunded, 6.625%, 7/01/24 .........        9,175,000         9,495,391
      Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.00%, 7/01/29 ......        9,700,000        10,155,900
      Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.125%, 7/01/34 .....       15,000,000        15,835,500
      Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 ..............................        5,000,000         5,189,950
      Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ...........        5,000,000         5,395,100
      Interfaith Medical Center, Series D, 5.40%, 2/15/28 ......................................       14,000,000        14,567,700
      Ithaca College, AMBAC Insured, 5.25%, 7/01/26 ............................................        2,000,000         2,145,680
      Long Island University, 5.125%, 9/01/23 ..................................................        1,800,000         1,885,446
      Long Island University, 5.25%, 9/01/28 ...................................................        1,500,000         1,575,660
      Long Island University, Pre-Refunded, 6.25%, 9/01/23 .....................................        5,495,000         5,717,328
      Mental Health Facilities Improvement, Series B, 5.00%, 2/15/28 ...........................        9,195,000         9,496,228
      Mental Health Facilities Improvement, Series B, 5.00%, 2/15/33 ...........................       35,000,000        35,913,500
      Mental Health Services Facilities Improvement, Series B, AMBAC Insured, 5.00%, 2/15/30 ...       10,390,000        10,845,186
      Mental Health Services Facilities Improvement, Series B, AMBAC Insured, 5.00%, 2/15/35 ...       19,365,000        20,150,057
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, 6.00%, 2/15/25 ....          640,000           714,899
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, 6.00%, 2/15/30 ....          565,000           630,032
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, 5.25%, 8/15/31 ....        6,025,000         6,337,336
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
        6.00%, 2/15/25 .........................................................................        5,460,000         6,213,589
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
        6.00%, 2/15/30 .........................................................................        4,300,000         4,893,486
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
        5.25%, 8/15/31 .........................................................................        3,975,000         4,431,728
      Mental Health Services Facilities Improvement, Series D, FSA Insured, 5.50%, 2/15/21 .....          120,000           130,262
      Mental Health Services Facilities Improvement, Series D, FSA Insured, 5.50%, 8/15/21 .....          250,000           271,380
      Mental Health Services Facilities Improvement, Series D, FSA Insured, 5.25%, 8/15/30 .....          540,000           564,678
      Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
        5.50%, 2/15/21 .........................................................................        1,015,000         1,137,896
      Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
        5.50%, 8/15/21 .........................................................................        2,065,000         2,315,030
      Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
        5.25%, 8/15/30 .........................................................................        4,460,000         4,944,445


8 | Quarterly Statement of Investments

FRANKLIN NEW YORK TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York State Dormitory Authority Revenues, (cont.)
      Mental Health Services Facilities Improvement, Series D, MBIA Insured,
        5.00%, 8/15/17 .........................................................................    $  22,985,000    $   24,539,705
      Mental Health Services Facilities Improvement, Series D, MBIA Insured, Pre-Refunded,
        5.00%, 8/15/17 .........................................................................           15,000            16,255
      Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 ..............................          300,000           318,804
      Mental Health Services, Series A, 5.75%, 8/15/22 .........................................           35,000            37,023
      Mental Health Services, Series A, Pre-Refunded, 5.75%, 8/15/22 ...........................        1,355,000         1,464,918
      Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 ...........................        9,070,000         9,805,758
      Mental Health, Pre-Refunded, 6.00%, 8/15/21 ..............................................        1,600,000         1,737,360
      Mental Health, Refunding, Series D, 6.00%, 8/15/21 .......................................          185,000           199,955
      Mental Health, Series B, 5.75%, 8/15/12 ..................................................        2,140,000         2,300,350
      Mental Health, Series B, Pre-Refunded, 5.75%, 8/15/12 ....................................           25,000            27,003
      Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 ........................................        6,000,000         6,247,260
      New School University, MBIA Insured, 5.00%, 7/01/31 ......................................        2,500,000         2,579,125
      New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 ..........................        4,900,000         5,265,981
      New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 .............................        3,500,000         3,638,180
      New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 .............................        5,000,000         5,158,250
      New York University, Series A, FGIC Insured, 5.00%, 7/01/34 ..............................       15,200,000        15,843,416
      North Shore L.I. Jewish Group, 5.50%, 5/01/33 ............................................        2,500,000         2,639,300
      Nursing Home, Arden Hill, FHA Insured, Pre-Refunded, 5.85%, 8/01/26 ......................        4,215,000         4,537,279
      Nursing Home, Center for Nursing, FHA Insured, 5.55%, 8/01/37 ............................        8,435,000         8,865,016
      Nursing Home, St. John's Health Care Corp., Refunding, FHA Insured, 6.25%, 2/01/36 .......       31,175,000        32,670,153
      Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 ................................        1,990,000         2,114,833
      Pace University, Refunding, MBIA Insured, 5.75%, 7/01/26 .................................        2,000,000         2,170,420
      Rockefeller University, Series A1, 5.00%, 7/01/32 ........................................       11,500,000        11,978,745
      Second Hospital, St. Clare's Hospital, Series B, 5.40%, 2/15/25 ..........................        6,500,000         6,765,395
      Skidmore College, FGIC Insured, 5.00%, 7/01/33 ...........................................        6,565,000         6,842,896
      St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 .............................        1,000,000         1,071,140
      St. Johns University, MBIA Insured, 5.25%, 7/01/25 .......................................        5,770,000         6,213,136
      St. Johns University, Series A, MBIA Insured, 5.25%, 7/01/25 .............................        5,310,000         5,712,710
      St. Lukes Home Residential Health, Series A, FHA Insured, 6.375%, 8/01/35 ................        5,200,000         5,372,536
      State Rehabilitation Association, Series A, AMBAC Insured, 5.00%, 7/01/23 ................        1,725,000         1,826,016
      State University Adult Facility, Series B, Pre-Refunded, 5.375%, 5/15/23 .................        9,500,000        10,669,545
      State University Educational Facilities, Refunding, 5.00%, 5/15/17 .......................        3,600,000         3,771,828
      The Highlands Living, FHA Insured, 6.60%, 2/01/34 ........................................        3,315,000         3,392,670
      Upstate Community Colleges, Series A, 5.00%, 7/01/19 .....................................        7,230,000         7,545,879
      Upstate Community Colleges, Series A, 5.00%, 7/01/28 .....................................       25,675,000        26,373,617
      Upstate Community Colleges, Series A, Pre-Refunded, 6.00%, 7/01/22 .......................        7,000,000         7,675,780
      Upstate Community Colleges, Series A, Pre-Refunded, 6.125%, 7/01/27 ......................       11,845,000        13,021,801
      W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 .....................................        6,800,000         7,185,356
      Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 .......................................       13,260,000        14,061,169
      Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 .......................................       23,510,000        24,819,507
   (a)New York State Dormitory Authority State Personal Income Tax Revenue,
        Education, Series A, AMBAC Insured, 5.00%, 3/15/34 .....................................        5,000,000         5,224,650
   New York State Energy Research and Development Authority Electric Facilities Revenue,
    Consolidated Edison Project, Refunding, Series A, 6.10%, 8/15/20 ...........................       11,820,000        12,189,375


                                          Quarterly Statement of Investments | 9

FRANKLIN NEW YORK TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York State Energy Research and Development Authority PCR,
    Niagara Mohawk Power Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 ..........    $  20,000,000    $   20,875,600
   New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%, 6/15/14 ...        1,190,000         1,212,765
   New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
      Revolving Funds,Pooled Financing, Series B, 5.25%, 5/15/31 ...............................        9,595,000        10,128,578
      Series C, 5.25%, 6/15/31 .................................................................       37,600,000        39,715,376
   New York State HFA Service Contract Obligation Revenue,
      Series A, 6.50%, 3/15/24 .................................................................          330,000           337,616
      Series A, 6.50%, 3/15/25 .................................................................          860,000           895,028
      Series A, 6.00%, 3/15/26 .................................................................          970,000         1,025,930
      Series A, Pre-Refunded, 6.375%, 9/15/15 ..................................................        4,430,000         4,844,249
      Series A, Pre-Refunded, 6.50%, 3/15/25 ...................................................       10,410,000        10,864,292
      Series A, Pre-Refunded, 6.00%, 3/15/26 ...................................................       15,755,000        16,929,850
      Series A-2003, 6.375%, 9/15/15 ...........................................................           30,000            31,202
      Series A-2003, Pre-Refunded, 6.375%, 9/15/15 .............................................          540,000           563,209
      Series C, 6.30%, 3/15/22 .................................................................        1,950,000         1,955,831
      Series C, 5.50%, 3/15/25 .................................................................       17,015,000        17,808,409
   New York State HFA State Personal Income Tax Revenue, Economic Development and
    Housing, Series A,
      5.00%, 3/15/33 ...........................................................................        7,000,000         7,214,620
      5.125%, 9/15/28 ..........................................................................       12,425,000        13,028,855
   (a)FGIC Insured, 5.00%, 9/15/34 .............................................................        7,330,000         7,628,771
   New York State HFAR,
      Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 ................................        4,715,000         4,721,271
      Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08 .................        2,400,000         2,516,232
      Health Facilities of New York City, Series A, 6.00%, 5/01/07 .............................       11,200,000        11,786,096
      Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ..............       22,910,000        23,981,959
      Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 .............       28,445,000        29,859,854
      MFH, Second Mortgage Program, Series E, 6.75%, 8/15/25 ...................................        2,815,000         2,837,970
      MFM Housing, Refunding, Series A, FHA Insured, 7.00%, 8/15/22 ............................        1,760,000         1,776,491
      MFM Housing, Refunding, Series C, FHA Insured, 6.45%, 8/15/14 ............................          690,000           694,823
      MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 ..................................        7,000,000         7,142,170
      MFM, Refunding, Series C, FHA Insured, 6.50%, 8/15/24 ....................................        4,550,000         4,588,493
      MFM, Second Mortgage Program, Series D, 6.25%, 8/15/23 ...................................        2,500,000         2,520,200
      MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 .............................................          525,000           532,586
   New York State Local Government Assistance Corp. Revenue,
      Refunding, Series B, MBIA Insured, 4.875%, 4/01/20 .......................................        4,080,000         4,217,210
      Series A, 6.00%, 4/01/24 .................................................................       11,200,000        11,459,056
   New York State Medical Care Facilities Finance Agency Revenue,
      Hospital and Nursing Home, Mortgage Revenue, Refunding, Series B, FHA Insured,
        6.25%, 2/15/25 .........................................................................        2,635,000         2,728,569
      Hospital and Nursing Home, Mortgage Revenue, Refunding, Series B, FHA Insured,
        6.25%, 2/15/35 .........................................................................        4,745,000         4,914,349
      Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.30%, 8/15/23 .......        9,000,000         9,028,800
      Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.25%, 2/15/27 .......       12,235,000        12,396,135
      Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.375%, 8/15/33 ......        7,940,000         7,965,646
      Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%, 8/15/23 .......       21,540,000        22,586,629
      Mortgage Revenue Project, Series A, FHA Insured, 6.50%, 2/15/35 ..........................        3,375,000         3,478,950


10 | Quarterly Statement of Investments

FRANKLIN NEW YORK TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York State Medical Care Facilities Finance Agency Revenue, (cont.)
      Mortgage Revenue Project, Series B, FHA Insured, 6.15%, 2/15/35 ..........................    $   2,200,000    $    2,262,260
      Mortgage Revenue Project, Series C, FHA Insured, 6.375%, 8/15/29 .........................        8,745,000         9,003,415
      Mortgage Revenue Project, Series D, FHA Insured, 6.20%, 2/15/35 ..........................        6,250,000         6,469,688
      Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 .........................       13,200,000        13,679,028
      Mortgage Revenue Project, Series F, FHA Insured, Pre-Refunded, 6.30%, 8/15/25 ............       16,400,000        17,040,584
      Mortgage Revenue Project, Series F, FHA Insured, Pre-Refunded, 6.375%, 8/15/34 ...........       21,050,000        21,879,370
      Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14 ..................        1,315,000         1,321,128
      Security Mortgage Program, Series A, 6.375%, 11/15/20 ....................................       10,930,000        11,399,444
      Security Mortgage Program, Series A, Pre-Refunded, 6.375%, 11/15/20 ......................        8,000,000         8,400,720
      Series A, FHA Insured, 6.125%, 2/15/15 ...................................................          340,000           346,800
      Series A, FHA Insured, Pre-Refunded, 6.125%, 2/15/15 .....................................          810,000           857,782
   New York State Mortgage Agency Revenue, Homeowners Mortgage, Series 61, 5.90%, 4/01/27 ......        3,575,000         3,701,913
   New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
      5.25%, 6/01/21 ...........................................................................        5,110,000         5,509,858
      5.25%, 12/01/21 ..........................................................................        8,025,000         8,652,956
      5.25%, 6/01/22 ...........................................................................        3,400,000         3,648,846
      5.25%, 12/01/22 ..........................................................................        5,000,000         5,365,950
      5.00%, 6/01/23 ...........................................................................        5,925,000         6,147,425
      5.00%, 12/01/23 ..........................................................................        3,000,000         3,112,620
   New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo,
    Series A, AMBAC Insured, 5.25%, 5/15/31 ....................................................        4,145,000         4,363,939
   New York State Power Authority Revenue, Series A, 5.25%,
      11/15/30 .................................................................................        2,000,000         2,110,520
      11/15/40 .................................................................................        9,000,000         9,409,050
   New York State Thruway Authority Revenue, State Personal Income Tax,
    Transportation, Series A, 5.00%, 3/15/22 ...................................................       14,270,000        15,065,553
   New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
      AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 .............................................       10,555,000        11,828,672
      Pre-Refunded, 6.25%, 4/01/14 .............................................................       23,970,000        24,530,179
      Pre-Refunded, 5.75%, 4/01/19 .............................................................       30,000,000        33,630,600
   New York State Tollway Authority General Revenue,
      Refunding, Series E, FGIC Insured, 5.00%, 1/01/25 ........................................        6,500,000         6,738,745
      Series D, 5.25%, 1/01/21 .................................................................       41,675,000        43,845,851
      Series D, 5.375%, 1/01/27 ................................................................       10,975,000        11,359,235
   New York State Tollway Authority Highway and Bridge Trust Fund Revenue,
      Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 .......................................       20,000,000        21,310,400
      Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 .......................................       18,835,000        20,045,149
      Series A, FGIC Insured, 5.00%, 4/01/17 ...................................................        9,000,000         9,555,030
      Series A, FGIC Insured, 5.00%, 4/01/20 ...................................................        2,500,000         2,655,875
      Series A, FGIC Insured, 5.00%, 4/01/21 ...................................................        2,500,000         2,644,800
      Series B, MBIA Insured, 4.75%, 4/01/18 ...................................................       12,465,000        13,059,456
      Series B, MBIA Insured, 4.875%, 4/01/19 ..................................................       10,290,000        10,818,083
      Series B, MBIA Insured, 4.90%, 4/01/20 ...................................................       10,000,000        10,498,000
      Series B-1, FGIC Insured, 5.75%, 4/01/15 .................................................        2,000,000         2,236,280
      Series B-1, FGIC Insured, 5.75%, 4/01/16 .................................................        2,000,000         2,234,300


                                         Quarterly Statement of Investments | 11

FRANKLIN NEW YORK TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York State Urban Development Corp. Revenue,
      Cornell Center Project, 6.00%, 1/01/14 ...................................................    $   4,075,000    $    4,092,319
      Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/16 ..................        3,000,000         3,229,380
      Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/27 ..................       10,000,000        10,764,600
      Correctional Facilities Service Contract, Series A, Pre-Refunded, 5.00%, 1/01/28 .........       14,000,000        15,146,040
      Correctional Facilities Service Contract, Series B, Pre-Refunded, 5.00%, 1/01/25 .........       21,055,000        22,897,734
      Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded,
        6.00%, 1/01/29 .........................................................................       34,135,000        38,352,721
      Correctional Facilities Service Contract, Series D, FSA Insured, Pre-Refunded,
        5.25%, 1/01/30 .........................................................................       10,000,000        11,109,700
      Correctional, Series A, MBIA Insured, 5.00%, 1/01/18 .....................................        8,775,000         9,336,688
      Correctional, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/18 .......................        3,225,000         3,488,999
      FGIC Insured, 5.00%, 3/15/29 .............................................................        7,000,000         7,320,810
      Onondaga County Convention Project, Refunding, 6.25%, 1/01/20 ............................       28,325,000        29,599,625
      Personal Income Tax, Series C-1, 5.00%, 3/15/25 ..........................................        3,225,000         3,568,301
      Personal Income Tax, Series C-1, FGIC Insured, 5.00%, 3/15/28 ............................        4,900,000         5,439,735
      Personal Income Tax, State Facilities, Series A, 5.25%, 3/15/32 ..........................       20,000,000        22,390,000
      State Personal Income Tax, Series B Empire State, 5.125%, 3/15/29 ........................        9,000,000        10,069,830
      State Personal Income Tax, Series B Empire State, MBIA Insured, 5.00%, 3/15/33 ...........       11,010,000        12,222,752
      Youth Facilities, Pre-Refunded, 6.00%, 4/01/15 ...........................................        8,500,000         8,696,945
   Niagara Falls City School District COP, High School Facilities,
    5.375%, 6/15/28 ............................................................................        5,000,000         5,161,100
   Niagara Falls Public Water Authority Revenue, Series A, MBIA
    Insured, 5.00%, 7/15/34 ....................................................................        9,000,000         9,348,570
   Oneida-Herkimer Solid Waste Management Authority Solid Waste System Revenue, Refunding,
      6.65%, 4/01/05 ...........................................................................        1,115,000         1,119,438
      6.75%, 4/01/14 ...........................................................................          655,000           657,659
   Otsego County IDA, Civic Facility Revenue, Hartwick College Project,
    Series A, Pre-Refunded, 5.50%, 7/01/19 .....................................................        3,400,000         3,773,762
   Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue,
    Rensselaer County Nursing Home,
      Series A, 6.90%, 6/01/24 .................................................................       10,000,000        10,148,800
      Series B, 6.90%, 6/01/24 .................................................................        3,345,000         3,394,774
   Sachem Central School District Holbrook GO, Series B, MBIA Insured, 5.00%,
      10/15/27 .................................................................................        3,885,000         4,093,236
      10/15/28 .................................................................................        2,000,000         2,101,300
   Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured,
    5.00%, 10/15/32 ............................................................................       98,975,000       103,586,245
   St. Lawrence County IDA, Civic Facility Revenue, Clarkson University Project,
    Series A, 5.50%, 7/01/29 ...................................................................        6,000,000         6,338,400
   Suffolk County Judicial Facilities Agency Service Agreement Revenue,
    John P. Cohalan Complex, AMBAC Insured, 5.00%, 4/15/16 .....................................        2,720,000         2,934,934
   Syracuse IDA, Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
      5.25%, 1/01/16 ...........................................................................        4,000,000         3,185,360
      5.375%, 1/01/23 ..........................................................................        4,760,000         3,536,014
   Tompkins County IDAR, Civic Facility, Cornell University, Pre-Refunded, 5.75%, 7/01/30 ......        7,510,000         8,555,768


12 | Quarterly Statement of Investments

FRANKLIN NEW YORK TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Triborough Bridge and Tunnel Authority Revenues,
      General Purpose, Refunding, Series A, 5.00%, 1/01/27 .....................................    $  34,500,000    $   35,810,310
      General Purpose, Refunding, Series A, 5.00%, 1/01/32 .....................................       40,450,000        41,673,208
      General Purpose, Refunding, Series B, 5.125%, 11/15/29 ...................................       17,175,000        18,013,999
      General Purpose, Refunding, Series B, 5.00%, 11/15/32 ....................................       10,000,000        10,334,800
      General Purpose, Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 ......................       10,000,000        10,440,800
      General Purpose, Series A, 5.125%, 1/01/31 ...............................................       24,310,000        25,309,141
      General Purpose, Series A, FGIC Insured, 5.00%, 1/01/32 ..................................       14,215,000        14,687,080
      General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 ....................        4,110,000         4,693,250
      General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 ..................................       15,000,000        17,128,650
      General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 ..................................       32,185,000        37,668,037
      Refunding, MBIA Insured, 5.00%, 11/15/26 .................................................       10,000,000        10,467,500
      Refunding, MBIA Insured, 5.00%, 11/15/32 .................................................       22,875,000        23,716,343
      Series A, MBIA Insured, 5.00%, 1/01/32 ...................................................       24,000,000        24,797,040
      Subordinate Bonds, AMBAC Insured, 5.00%, 11/15/28 ........................................       15,000,000        15,699,000
   TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1, 6.25%,
      7/15/27 ..................................................................................       35,000,000        36,482,950
      7/15/34 ..................................................................................       40,000,000        41,393,200
   United Nations Development Corp. Revenue, senior lien, Refunding, Series A, 5.25%,
      7/01/23 ..................................................................................        2,500,000         2,590,075
      7/01/25 ..................................................................................        2,000,000         2,068,800
   Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute,
      5.40%, 7/15/30 ...........................................................................        1,000,000         1,070,570
      Series A, 5.50%, 7/15/29 .................................................................        9,915,000        10,601,515
   Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured,
    5.00%, 12/01/27 ............................................................................        8,115,000         8,452,746
   Westchester Tobacco Asset Securitization Corp. Revenue, Capital Appreciation,
    6.75%, 7/15/29 .............................................................................       15,000,000        15,732,000
                                                                                                                     --------------
                                                                                                                      4,772,163,618
                                                                                                                     --------------

   U. S. TERRITORIES .7%
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
    Series Y, 5.50%, 7/01/36 ...................................................................       10,000,000        10,944,300
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, 5.00%, 7/01/38 .................................................................       12,000,000        12,235,080
      Series Y, 5.00%, 7/01/36 .................................................................        4,000,000         4,146,920
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
    MBIA Insured, Pre-Refunded, 5.00%, 8/01/31 .................................................        4,000,000         4,399,640
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
      10/01/15 .................................................................................        2,500,000         2,636,050
      10/01/18 .................................................................................        2,500,000         2,616,500
                                                                                                                     --------------
                                                                                                                         36,978,490
                                                                                                                     --------------
   TOTAL BONDS (COST $4,475,535,962)............................................................                      4,809,142,108
                                                                                                                     --------------


                                         Quarterly Statement of Investments | 13

FRANKLIN NEW YORK TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON BONDS 2.0%
   NEW YORK 2.0%
   MTA Service Contract Revenue,
      Commuter Facilities, Refunding, Series 7, 7/01/10 ........................................    $   7,500,000    $    6,260,325
      Commuter Facilities, Refunding, Series 7, 7/01/11 ........................................        7,590,000         6,033,519
      Commuter Facilities, Refunding, Series 7, 7/01/13 ........................................        2,065,000         1,493,346
      Transit Facilities, Refunding, Series 7, 7/01/09 .........................................       13,125,000        11,420,587
      Transit Facilities, Refunding, Series 7, 7/01/10 .........................................        9,000,000         7,512,390
      Transit Facilities, Refunding, Series 7, 7/01/12 .........................................       15,380,000        11,689,108
      Transit Facilities, Refunding, Series 7, 7/01/13 .........................................        7,935,000         5,738,354
   New York City GO,
      Capital Appreciation, Series A-2, 8/01/10 ................................................        2,690,000         2,184,979
      Citysavers, Series B, 8/01/09 ............................................................        8,875,000         7,549,785
      Citysavers, Series B, 6/01/12 ............................................................        1,030,000           823,434
      Citysavers, Series B, 12/01/12 ...........................................................        1,030,000           803,112
      Citysavers, Series B, 6/01/13 ............................................................        1,030,000           783,459
      Citysavers, Series B, 12/01/13 ...........................................................        1,030,000           763,271
      Citysavers, Series B, 6/01/14 ............................................................        1,030,000           745,174
      Citysavers, Series B, 12/01/14 ...........................................................        1,030,000           725,913
      Citysavers, Series B, 6/01/15 ............................................................        1,030,000           703,984
      Citysavers, Series B, 12/01/15 ...........................................................        1,030,000           688,586
      Citysavers, Series B, 6/01/16 ............................................................        1,030,000           670,582
      Citysavers, Series B, 12/01/16 ...........................................................        1,030,000           655,791
      Citysavers, Series B, 6/01/17 ............................................................        1,030,000           636,736
      Citysavers, Series B, 12/01/17 ...........................................................        1,030,000           622,511
      Citysavers, Series B, 6/01/18 ............................................................        1,030,000           603,899
      Citysavers, Series B, 12/01/18 ...........................................................        1,005,000           575,905
      Citysavers, Series B, 6/01/19 ............................................................        1,030,000           574,472
      Citysavers, Series B, 12/01/19 ...........................................................        1,030,000           561,391
      Citysavers, Series B, 6/01/20 ............................................................       10,000,000         4,918,000
   Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center Project,
    Refunding, MBIA Insured, 4/01/30 ...........................................................       21,170,000         5,771,789
   Triborough Bridge and Tunnel Authority Revenue, Convention Center Project,
    Series E, 1/01/12 ..........................................................................       21,625,000        16,336,390
                                                                                                                     --------------
   TOTAL ZERO COUPON BONDS (COST $80,024,531)...................................................                         97,846,792
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $4,555,560,493)............................................                      4,906,988,900
                                                                                                                     --------------


14 | Quarterly Statement of Investments

FRANKLIN NEW YORK TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 1.2%
   BONDS 1.2%
   NEW YORK 1.2%
(b)Jay Street Development Corp. Certificates Facility Lease Revenue, Jay Street Project,
    Series A-4, Daily VRDN and Put, 1.77%, 5/01/22 .............................................    $  10,150,000    $   10,150,000
(b)Long Island Power Authority Electric System Revenue,
      Sub Series 2, Daily VRDN and Put, 1.77%, 5/01/33 .........................................       40,800,000        40,800,000
      Sub Series 3B, Daily VRDN and Put, 1.77%, 5/01/33 ........................................        8,250,000         8,250,000
(b)New York State Dormitory Authority Revenues, New York Public Library, Series B,
    MBIA Insured, Weekly VRDN and Put, 1.83%, 7/01/28 ..........................................        1,100,000         1,100,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $60,300,000)..............................................                         60,300,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $4,615,860,493) 99.3% ...............................................                      4,967,288,900
   OTHER ASSETS, LESS LIABILITIES .7% ..........................................................                         35,212,834
                                                                                                                     --------------
   NET ASSETS 100.0% ...........................................................................                     $5,002,501,734
                                                                                                                     ==============

See Glossary of Terms on next page.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                                         Quarterly Statement of Investments |
                                     See Notes to Statement of Investments. | 15

FRANKLIN NEW YORK TAX-FREE INCOME FUND

GLOSSARY OF TERMS

AMBAC       American Municipal Bond Assurance Corp.
COP         Certificate of Participation
ETM         Escrow to Maturity
FGIC        Financial Guaranty Insurance Co.
FHA         Federal Housing Authority/Agency
FSA         Financial Security Assistance
GO          General Obligation
HFA         Housing Finance Authority/Agency
HFAR        Housing Finance Authority/Agency Revenue
IDA         Industrial Development Authority/Agency
IDAR        Industrial Development Authority/Agency Revenue
MBIA        Municipal Bond Investors Assurance Corp.
MFH         Multi-Family Housing
MFM         Multi-Family Mortgage
MTA         Metropolitan Transit Authority
PCR         Pollution Control Revenue
PFAR        Public Financing Authority Revenue
VRDN        Variable Rate Demand Notes
XLCA        XL Capital Assurance


16 | Quarterly Statement of Investments

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company.

1. INCOME TAXES

At February 28, 2005, net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ..................................      $ 4,614,743,075
                                                            ===============
Unrealized appreciation ..............................      $   355,007,413
Unrealized depreciation ..............................           (2,461,588)
                                                            ---------------
Net unrealized appreciation (depreciation) ...........      $   352,545,825
                                                            ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                         Quarterly Statement of Investments | 17

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /S/JIMMY D. GAMBILL
   -------------------
         Chief Executive Officer - Finance and Administration
Date    April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
         Chief Executive Officer - Finance and Administration
Date    April 25, 2005


By /S/GALEN G. VETTER
   ------------------
         Chief Financial Officer
Date    April 25, 2005










                                Exhibit (A)



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin New York Tax-Free Income Fund;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 25, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin New York Tax-Free Income Fund;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 25, 2005


/s/GALEN G. VETTER
Chief Financial Officer